Trade Accounts Payable (Tables)	12 Months Ended
Dec. 31, 2018
Text block [abstract]
Summary of Trade Accounts Payable	As of December 31, this item includes:

	2017	2018
Invoices payable	1,250,586	591,619
Unbilled services received	132,514	378,670
Notes payable	69,946	109,242

	1,453,046	1,079,531